DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

March 30, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Fund") Registration Statement on Form N-1A (File No. 33-11752)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on March 27, 2006.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Michael A. Rosenberg Michael A. Rosenberg Secretary